Fair Value of financial instruments (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of significant observable inputs used in fair value measurement of equity [text block] [Table Text Block]
	December 31, 2017
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,375	3,375
Other minerals, oil and gas	-	-	4,717	4,717
Financial assets at fair value through other comprehensive income (i)
Equity securities
Publicly traded royalty companies	29,360	-	-	29,360
Publicly traded mining exploration and development companies
Precious metals	60,286	-	-	60,286
Other minerals, oil and gas	17,195	-	-	17,195
	106,841	-	8,092	114,933

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,227	3,227
Other minerals, oil and gas	-	-	7,708	7,708
Financial assets at fair value through other comprehensive income (i)
Equity securities
Publicly traded royalty companies	30,338	-	-	30,338
Publicly traded mining exploration and development companies
Precious metals	41,627	-	-	41,627
Other minerals, oil and gas	25,309	-	-	25,309
	97,274	-	10,935	108,209

Disclosure of detailed information about changes in fair value of investments [Table Text Block]
	2017	2016
	$	$

Balance – January 1	10,935	1,578
Acquisitions	9,662	3,278
Exercised	(14,170)	(311)
Change in fair value - investments exercised (i)	3,148	271
Change in fair value - investments expired (i)	(30)	(88)
Change in fair value - investments held at the end of the period (i)	(1,453)	6,207
Balance – December 31	8,092	10,935

Disclosure of detailed information about valuation technique used to evaluate fair value explanatory [Table Text Block]
December 31, 2017
Inputs
	Fair	Valuation	Non-		Weighted
	value	technique	observable	Range	average
$
Other investments
Warrants and call options on equity		Black-Scholes
securities of publicly traded mining		option	Expected
exploration and development companies	8,092	pricing model	volatility	48% to 100%	73%

December 31, 2016
Inputs
	Fair	Valuation	Non-		Weighted
	value	technique	observable	Range	average
$
Other investments
Warrants and call options on equity		Black-Scholes
securities of publicly traded mining		option	Expected
exploration and development companies	10,935	pricing model	volatility	36% to 100%	73%

Disclosure of detailed information about fair value of long-term debt [Table Text Block]
December 31, 2017
	Fair	Carrying
	value	amount
	$	$

Long-term debt	509,229	464,308